CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Receivables, allowances	$ 56	$ 45
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	2,109,316,331	2,109,316,331
Repurchased stock, shares	455,703,347	383,407,665